SCHEDULE OF NON - CONTROLLING INTERESTS (Details) - USD ($)	Sep. 30, 2024	Sep. 30, 2023
Accumulated Other Comprehensive Income (Loss) [Line Items]
Deficit	$ 37,339,006	$ 29,368,480
Accumulated other comprehensive loss	(861,374)	(1,746,809)
Total non-controlling interests	668,921	953,289
Noncontrolling Interest [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Paid-in capital	1,102,766	1,299,273
Deficit	(398,208)	(292,553)
Accumulated other comprehensive loss	(35,637)	(53,431)
Total non-controlling interests	668,921	953,289
Huayou Huitong [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Paid-in capital	53,405	580,838
Deficit	(35,622)	(116,082)
Accumulated other comprehensive loss	(17,356)	(21,111)
Total non-controlling interests	427	443,645
Sichuan Leishen Hongzhuo [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Paid-in capital	1,049,361	718,435
Deficit	(362,586)	(176,471)
Accumulated other comprehensive loss	(18,281)	(32,320)
Total non-controlling interests	$ 668,494	$ 509,644